Vessels, net - Vessels Owned (Details)	6 Months Ended
Jun. 30, 2023
Seajacks Scylla
Property, Plant and Equipment [Line Items]
Year built	2015
Seajacks Zaratan
Property, Plant and Equipment [Line Items]
Year built	2012
Seajacks Leviathan
Property, Plant and Equipment [Line Items]
Year built	2009
Seajacks Hydra
Property, Plant and Equipment [Line Items]
Year built	2014
Seajacks Kraken
Property, Plant and Equipment [Line Items]
Year built	2009